Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from continuing activities		$ 148,108,419	$ 140,081,887	$ 140,525,590
Other gains (losses)		(7,716,791)	(8,345,907)	8,512,000
Finance income		5,050,952	5,680,068	7,845,743
Finance costs		24,166,313	20,307,238	23,101,329
Share of net loss of joint ventures and associates accounted for using the equity method		(8,914,097)	(5,560,522)	(5,228,135)
Foreign currency exchange differences		(2,563,019)	456,995	957,565
Result as per adjustment units		(110,539)	(2,246,846)	(3,282,736)
Tax income (expense)		48,365,976	30,246,383	50,114,516
Adjusted operating result		227,177,411	192,305,813	213,448,998
Depreciation and amortization		(92,199,504)	(83,528,045)	(81,566,802)
ORBDA	[1]	$ 327,093,706	$ 284,179,765	$ 286,503,800

[1]	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).